Pension and Other Benefit Programs - Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 350	$ 368	$ 318
Interest cost	489	447	458
Expected return on plan assets	(901)	(874)	(747)
Amortization of prior year service costs	13	12	14
Recognized net actuarial loss	348	405	242
Net periodic benefit cost	299	358	285
Postretirement Medical Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	10	11	11
Interest cost	60	56	61
Expected return on plan assets	(53)	(49)	(45)
Amortization of prior year service costs	0	0	(1)
Recognized net actuarial loss	14	17	8
Net periodic benefit cost	$ 31	$ 35	$ 34